LOANS PAYABLE - Disclosure of loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Balance at the beginning of the year	$ 10,494	$ 9,672
Net proceeds from software and equipment financing	9,070	4,399
Finance cost	726	650
Repayments of principal	(5,054)	(3,563)
Repayments of finance costs	(726)	(611)
Effects of movements in exchange rates	0	(53)
Balance at the end of the year	14,510	10,494
Statements of Financial Position presentation
Current loans payable	6,041	4,128
Non-current loans payable	8,469	6,366
Total	$ 14,510	$ 10,494